BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 23,776	$ 22,399
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 23,166	$ 22,399
Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.50%
Term	5 years	5 years 8 months 12 days
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,621
Business services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,389	$ 2,621
Business services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%	5.80%
Term	3 years 8 months 12 days	4 years 3 months 18 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,860
Infrastructure services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,904	$ 5,860
Infrastructure services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	5.20%
Term	4 years 3 months 18 days	5 years 2 months 12 days
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,918
Industrials | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,873	$ 13,918
Industrials | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.30%	5.70%
Term	5 years 8 months 12 days	6 years 3 months 18 days